Quarterly financial data (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quarterly Financial Data [Abstract]
Operating revenues	$ 540,773	$ 540,670	$ 564,090	$ 536,314	$ 460,567	$ 500,776	$ 389,389	$ 389,453
Operating margin	112,580	125,545	125,140	120,231	77,756	92,317	49,987	57,006	$ 483,496	$ 277,066	$ 194,051
Net margin	$ (6,349)	$ 10,560	$ 24,191	$ 42,099	$ (4,161)	$ 27,127	$ 18,414	$ 24,410